Operating Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Other Income [Line Items]
Other income	€ 3,398	€ 3,417
CIR tax credit
Disclosure Of Other Income [Line Items]
Other income	3,343	3,244
Other operating income
Disclosure Of Other Income [Line Items]
Other income	46	174
Government grants and subsidies
Disclosure Of Other Income [Line Items]
Other income	€ 9	€ 0